Investments in Equity Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN EQUITY AFFILIATES [Abstract]
Schedule of Equity Method Investments
	December 31, 2011	Share of loss	Foreign currency translation	December 31, 2012

Equity interest in Yisheng	255,281	(252,585)	(2,696)	—